INVENTORIES (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Inventories [Abstract]
Raw materials and spare parts inventories	$ 183,065	$ 124,243
Work in progress	53,482	42,590
Finished goods	537,811	561,159
Inventories, total	$ 774,358	$ 727,992